Consolidated Statements of Comprehensive Income (Loss) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income (Loss)
Net income (loss) for the year	$ (3,297,578)	$ 7,217,068	$ 14,320,556
Items that may be reclassified subsequently to profit or loss:
Reclassification of currency translation adjustments upon disposition of Minco Resources	0	0	(479,324)
Reclassification of other comprehensive income of an associate on becoming investment entity	0	(1,418,523)	0
Share of other comprehensive income (loss) of an associate	0	(1,345,417)	1,958,940
Exchange differences on translation from functional to presentation currency	0	0	101,238
Other comprehensive income		(1,345,417)	1,618,077
Total comprehensive income (loss) for the year	(3,297,578)	4,453,128	15,901,410
Comprehensive income (loss) attributable to:
Shareholders of the Company	(3,297,578)	4,453,128	15,904,973
Non-controlling interest	0	0	(3,563)
Total comprehensive income (loss) for the year	(3,297,578)	4,453,128	15,901,410
Minco Silver Corp [Member]
Statement of Comprehensive Income (Loss)
Net income (loss) for the year	(5,205,216)	(2,407,668)	6,680,947
Items that may be reclassified subsequently to profit or loss:
Unrealized gain on investment, net of tax	0	0	7,125,020
Realized gain reclassified to net loss on disposal of investment, net of tax	0	0	(4,100,844)
Exchange differences on translation from functional to presentation currency	(309,320)	(9,277,783)	7,827,356
Other comprehensive income	(309,320)	(9,277,783)	10,851,532
Total comprehensive income (loss) for the year	(5,514,536)	(11,685,451)	17,532,479
Comprehensive income (loss) attributable to:
Shareholders of the Company	(5,340,200)	(10,242,887)	17,446,647
Non-controlling interest	(174,336)	(1,442,564)	85,832
Total comprehensive income (loss) for the year	$ (5,514,536)	$ (11,685,451)	$ 17,532,479